Stock-based compensation - Deferred share units (Details) - DSU $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Stock-based compensation
Number of shares awarded | shares	57,728	66,504
Decrease in the DSU liability	$ 300	$ 60
Value of the stock unit liability	$ 3,800	2,500
Value of stock unit liability, current		$ 0